UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC
              ---------------------------------------------
Address:      1177 Avenue of Americas
              ---------------------------------------------
              40th Floor
              ---------------------------------------------
              New York, NY 10036
              ---------------------------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Clifford
       ------------------------------------------
Title:    Chief Financial Officer
        -----------------------------------------
Phone:    (212) 823-1900
        -----------------------------------------

Signature, Place, and Date of Signing:

  /s/ Kenneth F. Clifford        New York, New York          August 15, 2006
  -----------------------        ------------------          ---------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 ----------------
Form 13F Information Table Entry Total:          5
                                                 ----------------
Form 13F Information Table Value Total:          639,910
                                                 ----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number     Name
    01       28-  06238               MSCP III, LLC
    -------       ------------------  ------------------------------------------
    02       28-  11922               Morgan Stanley Capital Partners III, Inc.
    -------       ------------------  ------------------------------------------
    03       28-  11353               MSDW Capital Partners IV, LLC
    -------       ------------------  ------------------------------------------
    04       28-  11355               MSDW Capital Partners IV, Inc.
    -------       ------------------  ------------------------------------------

                                                    FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7            COLUMN 8
                                            VALUE    SHRS OR     SH/    PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN    CALL  DISCRETION    MANAGERS    SOLE     SHARED      NONE
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------


---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

CATALYTICA       COMMON         148884109     4,690  3,302,495 SH            DEFINED          01, 02            3,302,495
ENERGY SYSTEMS
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

CBEYOND          COMMON         149847105    22,455  1,029,551 SH            DEFINED          03, 04            1,029,551
COMMUNICATIONS
INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

ENERSYS          COMMON         29275Y102   522,523 25,001,078 SH            DEFINED          03, 04           25,001,078
HOLDINGS INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

PREMIUM STD      COMMON         74060C105     4,409    271,622 SH            DEFINED          01, 02             271,622
FARMS INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

UNION            COMMON         90653P105    85,833  5,776,085 SH            DEFINED          01, 02            5,776,085
DRILLING INC
---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------

---------------- -------------- ---------- -------- ---------- -------- ---- ------------ ------------ ------- ---------- --------